Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 0.3333	$ 0.3333
Common stock, shares issued	2,805,961,317	2,805,961,317
Shares of stock repurchased	761,542,032	717,221,651